Investments (Tables)	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Investments [Abstract]
Marketable Securities [Table Text Block]
The Company held the following investments at fair value as of the dates indicated (in millions):

	July 3, 2016	September 27, 2015
Short-term marketable securities - available-for-sale:
Asset-backed securities	$—	$10
Certificates of deposit	—	2
Corporate bonds	—	15
Municipal bonds	153	128
Total short-term marketable securities	$153	$155
Long-term marketable securities - available-for-sale:
Asset-backed securities	$—	$3
Corporate bonds	—	15
Municipal bonds	—	45
Total long-term marketable securities	$—	$63

The Company held the following investments at fair value as of the dates indicated (in millions):

	September 27, 2015	September 28, 2014
Short-term marketable securities - available-for-sale:
Asset-backed securities	$10	$9
Certificates of deposit	2	—
Commercial paper	—	33
Corporate bonds	15	56
Municipal bonds	128	455
Total short-term marketable securities	$155	$553
Long-term marketable securities - available-for-sale:
Asset-backed securities	$3	$4
Corporate bonds	15	41
Municipal bonds	45	75
Total long-term marketable securities	$63	$120